PGIM S&P 500 Max Buffer ETF - February N-1A Cover	Aug. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 03, 2026
Prospectus Date	Feb. 20, 2026